Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating
Net (loss) earnings	$ (237,587)	$ 1,313,062
Adjustments:
Accretion	78,187	58,170
Depletion and depreciation	712,619	577,134
Impairment expense (reversal)	1,016,094	(192,094)
Gain on business combination	(439,487)	0
Loss on disposition	352,367	0
Unrealized gain on derivative instruments	(179,707)	(540,801)
Equity based compensation	42,756	44,390
Unrealized foreign exchange (gain) loss	(12,438)	84,464
Unrealized other expense	0	1,833
Deferred tax (recovery) expense	(190,193)	288,707
Asset retirement obligations settled	(56,966)	(37,514)
Changes in non-cash operating working capital	(61,117)	216,869
Cash flows from operating activities	1,024,528	1,814,220
Investing
Drilling and development	(569,110)	(528,056)
Exploration and evaluation	(21,081)	(23,761)
Acquisitions, net of cash acquired	(142,281)	(510,309)
Acquisition of securities	(21,603)	(23,282)
Dispositions	197,007	0
Changes in non-cash investing working capital	(19,367)	26,116
Cash flows used in investing activities	(576,435)	(1,059,292)
Financing
Net borrowings (repayments) on the revolving credit facility	(146,324)	(1,121,868)
Issuance of senior unsecured notes	0	499,037
Payments on lease obligations	(17,094)	(21,168)
Repurchase of shares	(94,838)	(71,659)
Cash dividends	(62,080)	(32,711)
Cash flows used in financing activities	(320,336)	(748,369)
Foreign exchange (loss) gain on cash held in foreign currencies	(137)	1,249
Net change in cash and cash equivalents	127,620	7,808
Cash and cash equivalents, beginning of period	13,836	6,028
Cash and cash equivalents, end of period	141,456	13,836
Supplementary information for cash flows from operating activities
Interest paid	84,471	75,042
Income taxes paid	$ 306,911	$ 144,814